Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Incentive Unit Activity
The following table summarizes the Company’s Incentive Unit activity for the year ended December 31, 2021:

	Unvested Incentive Units	Weighted- Average Grant Date Fair Value Per Unit

Unvested as of December 31, 2020	429,963	$0.19
Vested	(32,939)	0.43
Forfeited	(4,428)	0.66
Cancelled	(392,596)	0.10

Unvested as of December 31, 2021	—	$—

Summary of Grant-date Fair Value of Stock Options Granted
The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

Year Ended December 31,
2021

Expected option life (years)	5.6
Risk-free interest rate	0.90%
Expected volatility	62.84%
Expected dividend yield	—%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity for the year ended December 31, 2021:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)

Outstanding as of December 31, 2020	—	$—		$—
Granted	3,052,355	0.59
Exercised	(308,443)	0.59		88
Cancelled or forfeited	(53,977)	0.59

Outstanding as of December 31, 2021	2,689,935	$0.59	9.5	$767

Exercisable as of December 31, 2021	1,637,156	$0.59	9.4	$467

Summary of Stock-based Compensation Expense
Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2021	2020

Cost of revenue	$19,876	$2,924
Research and development	414,322	36,961
General and administrative	680,458	61,155

Total stock-based compensation	$1,114,656	$101,040

OPM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Grant-date Fair Value of Stock Options Granted
The following table summarizes the inputs used in the OPM:

Year Ended December 31,
2020

Company equity value (in millions)	$3.6 - $10.7
Volatility	90.00%
Time to liquidity (years)	3.0
Risk-free rate	0.15% - 0.22%